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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY 10019
                 ----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

           /s/ David Sorkin              New York, NY     February 14, 2013
   -------------------------------    -----------------   -----------------
              [Signature]               [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 39
                                        --------------------

Form 13F Information Table Value Total: $6,815,329
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number      Name

       1      28-13533                  KKR Investment Management LLC
    ------       -----------------      ---------------------------------

List of Other Managers Reporting for this Manager:

Form 13F File Number                    Name

28-14775                                KKR Asset Management LLC

Explanatory Notes:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

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                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                       FOR QUARTER ENDED DECEMBER 31, 2012

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                                                VALUE (x   SHRS OR PRN  SH/           INVESTMENT    OTHER  ------------------------
  NAME OF ISSUER     TITLE OF CLASS    CUSIP     $1000)        AMT      PRN PUT/CALL  DISCRETION  MANAGERS SOLE    SHARED      NONE
-----------------------------------------------------------------------------------------------------------------------------------
AKORN INC           NOTE 3.500% 6/0  009728AB2 2,280     1,361,000      PRN          SHARED-OTHER 1             1,361,000
ALBANY INTL CORP    FRNT 2.250% 3/1  012348AC2 698       700,000        PRN          SHARED-OTHER 1             700,000
CHARLES RIV LABS
 INTL INC           NOTE 2.250% 6/1  159864AB3 99        100,000        PRN          SHARED-OTHER 1             100,000
CHART INDS INC      NOTE 2.000% 8/0  16115QAC4 1,235     1,000,000      PRN          SHARED-OTHER 1             1,000,000
COBALT INTL
 ENERGY INC         NOTE 2.625% 12/0 19075FAA4 15,999    16,000,000     PRN          SHARED-OTHER 1             16,000,000
DOLLAR GEN CORP
 NEW (a)            COM              256677105 1,374,424 31,173,142 (b) SH           SHARED-OTHER               31,173,142 (b)
EXTERRAN HLDGS  INC NOTE 4.750% 1/1  30225XAD5 7,048     7,066,000      PRN          SHARED-OTHER 1             7,066,000
GILEAD SCIENCES INC NOTE 1.000% 5/0  375558AN3 32,800    20,000,000     PRN          SHARED-OTHER 1             20,000,000
GOLDCORP INC
 NEW (c)            COM              380956409 2,753     75,000         SH  CALL     SHARED-OTHER 1             75,000
GREATBATCH INC      SDCV 2.250% 6/1  39153LAB2 13,017    13,000,000     PRN          SHARED-OTHER 1             13,000,000
HCA HOLDINGS
 INC (a)            COM              40412C101 2,189,718 72,579,317 (d) SH           SHARED-OTHER               72,579,317 (d)
HERTZ GLOBAL
 HOLDINGS INC       NOTE 5.250% 6/0  42805TAA3 7,948     4,000,000      PRN          SHARED-OTHER 1             4,000,000
HOME DEPOT INC      COM              437076102 1,237     20,000         SH  CALL     SHARED-OTHER 1             20,000
INTERNATIONAL GAME
 TECHNOLOG          NOTE 3.250% 5/0  459902AQ5 1,040     1,000,000      PRN          SHARED-OTHER 1             1,000,000
ISHARES SILVER
 TRUST              ISHARES          46428Q109 294       10,000         SH           SHARED-OTHER 1             10,000

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                                                VALUE (x   SHRS OR PRN  SH/           INVESTMENT    OTHER  ------------------------
  NAME OF ISSUER     TITLE OF CLASS    CUSIP     $1000)        AMT      PRN PUT/CALL  DISCRETION  MANAGERS SOLE    SHARED      NONE
-----------------------------------------------------------------------------------------------------------------------------------
JAZZ PHARMACEUTICALS
 PLC (a)            SHS USD          G50871105 368,448   6,919,193 (e)  SH           SHARED-OTHER               6,919,193 (e)
KELLOGG CO (f)      COM              487836108 9,048     162,000        SH  CALL     SHARED-OTHER 1             162,000
KINROSS GOLD CORP   COM NO PAR       496902404 2,926     301,000        SH  PUT      SHARED-OTHER 1             301,000
KINROSS GOLD CORP   NOTE 1.750% 3/1  496902AD9 27,715    27,784,000     PRN          SHARED-OTHER 1             27,784,000
KKR & CO L P DEL    COM UNITS        48248M102 71,081    4,667,166      SH           SHARED-OTHER 1             4,667,166
LAM RESEARCH CORP   NOTE 0.500% 5/1  512807AJ7 2,895     3,000,000      PRN          SHARED-OTHER 1             3,000,000
LEUCADIA NATL CORP  NOTE 3.750% 4/1  527288AX2 3,136     2,676,000      PRN          SHARED-OTHER 1             2,676,000
MARKET VECTORS ETF
 TR                 GOLD MINER ETF   57060U100 464       10,000         SH           SHARED-OTHER 1             10,000
MEDTRONIC INC       COM              585055106 1,026     25,000         SH  CALL     SHARED-OTHER 1             25,000
MEDTRONIC INC       NOTE 1.625% 4/1  585055AM8 31,978    31,870,000     PRN          SHARED-OTHER 1             31,870,000
NIELSEN HOLDINGS
 N V (a)            COM              N63218106 1,196,083 39,100,471 (g) SH           SHARED-OTHER               39,100,471 (g)
NXP SEMICONDUCTORS
 N V (a)            COM              N6596X109 1,040,519 39,533,238 (h) SH           SHARED-OTHER               39,533,238 (h)
PROCTER & GAMBLE
 CO (i)             COM              742718109 8,147     120,000        SH  CALL     SHARED-OTHER 1             120,000
PROLOGIS            NOTE 1.875%11/1  74340XAR2 27,755    27,736,000     PRN          SHARED-OTHER 1             27,736,000
PROLOGIS            NOTE 2.625% 5/1  74340XAS0 2,616     2,600,000      PRN          SHARED-OTHER 1             2,600,000
PROSHARES TR        SHRT 20+YR TRE   74347X849 588       20,000         SH           SHARED-OTHER 1             20,000
ROCKWOOD HLDGS
 INC (a)            COM              774415103 4,437     89,711 (j)     SH           SHARED-OTHER               89,711 (j)
SANDISK CORP        NOTE 1.000% 5/1  80004CAC5 6,976     7,000,000      PRN          SHARED-OTHER 1             7,000,000

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                                                VALUE (x   SHRS OR PRN  SH/           INVESTMENT    OTHER  ------------------------
  NAME OF ISSUER     TITLE OF CLASS    CUSIP     $1000)        AMT      PRN PUT/CALL  DISCRETION  MANAGERS SOLE    SHARED      NONE
-----------------------------------------------------------------------------------------------------------------------------------
SEALY CORP (a)      COM              812139301 99,309    45,764,718 (k) SH           SHARED-OTHER               45,764,718 (k)
SILVER STD RES
 INC (l)            COM              82823L106 6,312     423,900        SH  PUT      SHARED-OTHER 1             423,900
TRANSOCEAN LTD      REG SHS          H8817H100 7,387     165,400        SH  PUT      SHARED-OTHER 1             165,400
VOLCANO CORPORATION NOTE 1.750% 12/0 928645AB6 5,054     5,000,000      PRN          SHARED-OTHER 1             5,000,000
UNITED THERAPEUTICS
 CORP DEL           NOTE 1.000% 9/1  91307CAE2 3,078     2,500,000      PRN          SHARED-OTHER 1             2,500,000
WALGREEN CO (a)     COM              931422109 237,765   6,424,340 (m)  SH           SHARED-OTHER               6,424,340 (m)

----------
(a) Position held by one or more entities engaged in KKR's private equity business.

(b) KKR may be deemed to have investment discretion over an aggregate number of 54,145,011 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(c)  Includes three series of GOLDCORP INC NEW call options.

(d) KKR may be deemed to have investment discretion over an aggregate number of 74,216,121 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(e) KKR may be deemed to have investment discretion over an aggregate number of 6,942,946 shares.

(f)  Includes three series of KELLOGG CO call options.

(g) KKR may be deemed to have investment discretion over an aggregate number of 48,008,131 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(h) KKR may be deemed to have investment discretion over an aggregate number of 58,713,443 shares.

(i)  Includes two series of PROCTER & GAMBLE CO call options.

(j) KKR may be deemed to have investment discretion over an aggregate number of 89,711 shares.

(k) KKR may be deemed to have investment discretion over an aggregate number of 46,625,921 shares.

(l)  Includes three series of SILVER STD RES INC put options.

(m) KKR may be deemed to have investment discretion over an aggregate number of 8,508,807 shares.